Stock-based Compensation - Expense (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation expense	$ 2	$ 2	$ 1	$ 2	$ 3	$ 2